SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
UNITED STATES
FORM 10-D
ASSET-BACKED ISSUER
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
(Exact name of depositor as specified in its charter)
(State or other jurisdiction of incorporation or organization of the issuing entity)
(Telephone number, including area code)
25-May-06
Bond Securitization, LLC
New York
(I.R.S. Employer Identification No.)
04-3852007, 04-3852008, 04-3852009, 04-3852010,
04-3852011, 04-3852012, 04-3852013, 04-3852014, 04-3852015
(Address of principal executive offices of issuing entity)
St. Paul, MN
60 Livingston Avenue
(Zip Code)
55107
6 5 1 - 4 9 5 - 3 8 4 7
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 13(d) OF
Registered/reporting pursuant to (check one)
to
26-Apr-06
(Exact name of issuing entity as specified in its charter)
Commission File Number of Issuing entity:
3 3 3 - 8 7 1 4 6 - 0 5
Commission File Number of depositor:
333-87146
(Exact name of sponsor as specified in its charter)
CREDIT-BASED ASSET SERVICING AND SECURITIZATION LLC
(Former name, former address, if changed since last report)
No Change
C-BASS 2006-CB2 Trust
Registered/reporting pursuant to (check one)
Section 12(b) Section 12(g) Section 15(d)
Name of exchange
Title of Class
Has the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934
during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days? X
_ YES NO
(If Section 12(b))
PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
Item 9. Exhibits.
(a) The following is a list of documents filed as a part of this Report on Form 10-D:
On
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
(Depositor)
Date:
(Signature)
Bond Securitization, LLC
James Lee
Vice President
James Lee
/s/ :
6/6/2006
25-May-06 a distribution was made to the holders of C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB2
The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.
(99.1) Monthly report distributed to holders of C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB2
relating to the
25-May-06 distribution.
(b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the
Exhibit Index that immediately follows the signature page hereof.
,
AF-1 [___] [___] [_X_]
AF-2 [___] [___] [_X_]
AF-3 [___] [___] [_X_]
AF-4 [___] [___] [_X_]
AV [___] [___] [_X_]
B-1 [___] [___] [_X_]
B-2 [___] [___] [_X_]
B-3 [___] [___] [_X_]
B-4 [___] [___] [_X_]
M-1 [___] [___] [_X_]
M-2 [___] [___] [_X_]
M-3 [___] [___] [_X_]
M-4 [___] [___] [_X_]
M-5 [___] [___] [_X_]
M-6 [___] [___] [_X_]
M-7 [___] [___] [_X_]
EXHIBIT INDEX
Exhibit Number
Description
Exhibit 99.1
Monthly report distributed to the holders of the
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB2
relating to the
25-May-06 distribution.